Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Expenses [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES	NOTE 6: - OTHER PAYABLES AND ACCRUED EXPENSES
	December 31,
	2024	2025

Employees and payroll accruals	$1,518	$1,724
Accrued expenses	2,615	3,784

	$4,133	$5,508